Organization and Principal Activities - Summary of Assets and Liabilities of VIE and Subsidiaries (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 91,844	$ 13,712	¥ 90,552	$ 13,519	¥ 102,854	¥ 356,115
Restricted cash	137	20	164,030
Derivative assets	3		5,989
Short-term investments	20,000	2,986	30,000
Amounts due from related parties			35
Total current assets	181,360	27,076	381,136
Non-current assets:
Property and equipment, net	49,267	7,355	62,179
Intangible assets, net	26,809	4,002	5,398
Goodwill	37,785	5,641
Long-term investments	140,015	20,904	141,926
Other non-current assets	13,476	2,012	4,898
Total non-current assets	267,352	39,914	214,401
Total assets	448,712	66,990	595,537
Current liabilities:
Accounts payable	19,190	2,865	18,292
Deferred revenue and customer deposits	85,481	12,762	80,405
Accrued liabilities and other current liabilities	78,240	11,681	85,305
Amounts due to related parties	66	10	54
Total current liabilities	227,216	33,923	373,642
Non-current liabilities:
Other non-current liabilities	2,734	408	2,607
Total non-current liabilities	15,858	2,367	6,452
Total liabilities	243,074	36,290	380,094
VIE
Current assets:
Cash and cash equivalents	49,308	7,361	55,946
Restricted cash	137	20	158,032
Derivative assets	3
Short-term investments	20,000	2,986	30,000
Accounts receivable, net	34,232	5,111	43,415
Prepayments and other current assets	27,277	4,073	37,807
Amounts due from the Company and its subsidiaries	270,407	40,371	69,405
Amounts due from related parties			35
Total current assets	401,364	59,922	394,640
Non-current assets:
Property and equipment, net	37,371	5,579	45,068
Intangible assets, net	26,809	4,002	5,398
Goodwill	37,785	5,641
Long-term investments	90,033	13,442	90,618
Other non-current assets	12,514	1,869	3,298
Total non-current assets	204,512	30,533	144,382
Total assets	605,876	90,455	539,022
Current liabilities:
Accounts payable	18,214	2,719	17,529
Deferred revenue and customer deposits	124,462	18,582	115,900
Accrued liabilities and other current liabilities	64,642	9,651	64,527
Amounts due to the Company and its subsidiaries	431,716	64,454	389,063
Amounts due to related parties	66	10	54
Total current liabilities	639,100	95,416	587,073
Non-current liabilities:
Amounts due to the Company and its subsidiaries	277,000	41,355	277,000
Deferred revenue	5,677	848	569
Other non-current liabilities	511	75	560
Deferred tax liabilities	5,097	761	0
Total non-current liabilities	288,285	43,039	278,129
Total liabilities	¥ 927,385	$ 138,455	¥ 865,202